Income Tax - Income Tax Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax
Remeasurement on defined benefit pension plans	$ 78	$ 239	$ 305
Exchange differences arising from the translation of the foreign operations	0	0	0
Total income tax expense recognized in other comprehensive income	$ 78	$ 239	$ 305